Exhibit 99.1

World Omni Auto Receivables Trust 2020-B

Monthly Servicer Certificate

September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	151,779,990.41	15,091
Yield Supplement Overcollateralization Amount 08/31/23	3,074,685.37	0
Receivables Balance 08/31/23	154,854,675.78	15,091
Principal Payments	8,998,698.76	468
Defaulted Receivables	65,931.08	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	2,780,802.24	0
Pool Balance at 09/30/23	143,009,243.70	14,618

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.28%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,244,174.42	89
Past Due 61-90 days	470,508.69	30
Past Due 91-120 days	20,855.62	2
Past Due 121+ days	0.00	0
Total	1,735,538.73	121

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	9,250.34
Aggregate Net Losses/(Gains) - September 2023	56,680.74
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	-0.08%
Third Prior Net Losses/(Gains) Ratio	0.24%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.82%
Weighted Average Contract Rate, Yield Adjusted	5.86%
Weighted Average Remaining Term	24.62

Flow of Funds	$ Amount
Collections	9,496,667.13
Investment Earnings on Cash Accounts	38,213.78
Servicing Fee	(129,045.56)
Transfer to Collection Account	-
Available Funds	9,405,835.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	69,537.24
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	4,521,697.41
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	517,845.15

Total Distributions of Available Funds	9,405,835.35

Servicing Fee	129,045.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	147,530,941.11
Principal Paid	8,770,746.71
Note Balance @ 10/16/23	138,760,194.40

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2a
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2b
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-3
Note Balance @ 09/15/23	32,450,941.11
Principal Paid	8,770,746.71
Note Balance @ 10/16/23	23,680,194.40
Note Factor @ 10/16/23	8.4031918%

Class A-4
Note Balance @ 09/15/23	76,830,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	76,830,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	25,500,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	25,500,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	12,750,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	12,750,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	117,243.49
Total Principal Paid	8,770,746.71
Total Paid	8,887,990.20

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	17,036.74
Principal Paid	8,770,746.71
Total Paid to A-3 Holders	8,787,783.45

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1383110
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.3467661
Total Distribution Amount	10.4850771

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0604568
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.1240125
Total A-3 Distribution Amount	31.1844693

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	515.54
Noteholders' Principal Distributable Amount	484.46

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	8,498,098.59
Investment Earnings	36,740.95
Investment Earnings Paid	(36,740.95)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$558,605.03	$584,728.83	$573,027.71
Number of Extensions	38	43	36
Ratio of extensions to Beginning of Period Receivables Balance	0.36%	0.36%	0.33%